Shareholders’ equity - Share capital issued (Details) - EUR (€) € / shares in Units, € in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Equity	€ 429,594	€ 455,205	€ (6,591)	€ 40,584
Number of shares issued (in shares)	79,291,188	78,536,412	63,418,749	63,347,837
Par value per share (in euro per share)	€ 0.01
Number of treasury shares held (in shares)	0	0
Number of shares outstanding (in shares)	79,291,188	78,536,412
Issued capital
Disclosure of classes of share capital [line items]
Equity	€ 793	€ 785	€ 634	€ 633